[LOGO] ABN-AMRO Asset Management

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                              ABN AMRO GROWTH FUND
                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND
                       ABN AMRO/TAMRO LARGE CAP VALUE FUND
                               ABN AMRO VALUE FUND
                       ABN AMRO/VEREDUS SELECT GROWTH FUND
                           ABN AMRO/TALON MID CAP FUND
                             ABN AMRO SMALL CAP FUND
                          ABN AMRO/TAMRO SMALL CAP FUND
                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
                            ABN AMRO REAL ESTATE FUND
                          ABN AMRO/VEREDUS SCITECH FUND
                     ABN AMRO/CHICAGO CAPITAL BALANCED FUND
                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND
                       ABN AMRO/CHICAGO CAPITAL BOND FUND
                  ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND
                   ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND
                       ABN AMRO INTERNATIONAL EQUITY FUND

                                 CLASS N SHARES

                          SUPPLEMENT DATED JUNE 3, 2002
                        TO PROSPECTUS DATED MARCH 1, 2002

The following information replaces the information about the portfolio managers of ABN AMRO GROWTH FUND found on page 44:

Bernard F. Myszkowski, CFA: Portfolio Manager of the Fund since June 2002 and Portfolio Manager of ABN AMRO/CHICAGO CAPITAL GROWTH FUND and ABN AMRO CHICAGO CAPITAL BALANCED FUND since September 1999. He has been the Executive Vice President and Director of Equity Investment of ABN AMRO Asset Management (USA) LLC since July 2001. Mr. Myszkowski is also the Executive Vice President and Chief Equity Officer of Chicago Capital Management, Inc. and has been associated with Chicago Capital Management, Inc. and its affiliates since 1969. He has been a member of the Equity Investment Committee since 1993 and a manager of balanced and common stock portfolios for institutional and private family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971.

Richard S. Drake, CFA: Portfolio Manager of the Fund since June 2002 and Portfolio Manager of ABN AMRO/CHICAGO CAPITAL GROWTH FUND since February 2000. He has been a Senior Managing Director of ABN AMRO Asset Management (USA) LLC since July 2001. Mr. Drake is also the Senior Managing Director, Director of Equity Research and Portfolio Manager of Chicago Capital Management, Inc. and has been associated with Chicago Capital Management, Inc. since January 2000. He has more than 18 years of investment experience. Mr. Drake previously held a senior investment management position with Duff & Phelps Investment Management, Inc. from 1995 to 1999. Mr. Drake received his MBA from the Kellogg Graduate School of Management at Northwestern University.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

     ABN AMRO ASSET MANAGEMENT (USA) LLC - CHICAGO CAPITAL MANAGEMENT, INC.
              MONTAG & CALDWELL, INC. - TAMRO CAPITAL PARTNERS LLC
                          VEREDUS ASSET MANAGEMENT LLC